Cover	Aug. 11, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) to the Current Report on Form 8-K of Alberton Acquisition Corporation, originally filed with the Securities and Exchange Commission on August 13, 2021 (the “Original Form 8-K”), is being filed solely to include Item 3.02 and to correct an inadvertent typo in the summary of the Third Amendment (as defined below). No other changes have been made to the Original Form 8-K.
Document Period End Date	Aug. 11, 2021
Entity File Number	001-38715
Entity Registrant Name	ALBERTON ACQUISITION CORPORATION
Entity Central Index Key	0001748621
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1001, 10/F, Capital Center
Entity Address, Address Line Two	151 Gloucester Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2117 1621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share One Redeemable Warrant And One Right [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, one redeemable warrant, and one right
Trading Symbol	ALACU
Security Exchange Name	NASDAQ
Ordinary shares, no par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	ALAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For Onehalf 12 Of One Ordinary Share [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half (1/2) of one ordinary share
Trading Symbol	ALACW
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth (1/10) of one ordinary share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Rights, each to receive one-tenth (1/10) of one ordinary share
Trading Symbol	ALACR
Security Exchange Name	NASDAQ